Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 10, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000892538
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 10, 2011
Prospectus Date	rr_ProspectusDate	Jun 10, 2011

Emerging Markets Portfolio (Prospectus Summary): | Emerging Markets Portfolio
SUNAMERICA SERIES TRUST

SUNAMERICA SERIES TRUST

Supplement to the Prospectus Dated May 2, 2011
Supplement to the Summary Prospectus Dated May 2, 2011

Emerging Markets Portfolio.

In the Portfolio Summary, the first paragraph of the Portfolio’s Principal Investment Strategies is deleted in its entirety and replaced with the following:

“The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.”

All changes reflected herein are effective June 8, 2011.

Date: June 10, 2011

Versions:	Class 1 Version A; Class 1 Version B; Class 1&3 Version C1; Combined Version 1; and Combined Master

In the Portfolio Summary, the first paragraph of the Portfolio’s Principal Investment Strategies is deleted in its entirety and replaced with the following:

“The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.”

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 10, 2011
Emerging Markets Portfolio (Prospectus Summary): | Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUNAMERICA SERIES TRUST
Supplement Text	ck0000892538_SupplementTextBlock

SUNAMERICA SERIES TRUST

Supplement to the Prospectus Dated May 2, 2011
Supplement to the Summary Prospectus Dated May 2, 2011

Emerging Markets Portfolio.

In the Portfolio Summary, the first paragraph of the Portfolio’s Principal Investment Strategies is deleted in its entirety and replaced with the following:

“The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.”

All changes reflected herein are effective June 8, 2011.

Date: June 10, 2011

Versions:	Class 1 Version A; Class 1 Version B; Class 1&3 Version C1; Combined Version 1; and Combined Master

Investment Strategy, Heading	rr_StrategyHeading	In the Portfolio Summary, the first paragraph of the Portfolio’s Principal Investment Strategies is deleted in its entirety and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

“The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.”